Earnings per share - Schedule of Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Income attributable to Shell plc shareholders	$ 16,094	$ 19,359	$ 42,309
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	6,299.6	6,733.5	7,347.5
Diluted earnings per share (in shares)	6,363.7	6,799.8	7,410.5